Shareholder Report, Line Graph (Details) 193340_Hood River International Opportunity Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)						12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 28, 2021	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 33,642	$ 28,733	$ 22,673	$ 17,587	$ 25,000	$ 60,902
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index ex USA Net (USD)
Accumulated Value	30,607	25,999	23,292	20,664	25,000	$ 39,072
MSCI AC World Index ex US Small Cap Net TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI AC World Index ex US Small Cap Net TR
Accumulated Value	$ 28,177	$ 23,810	$ 21,400	$ 19,292	$ 25,000	$ 33,765